Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

September 23, 2013

Via EDGAR

Ms. Amy Miller

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

Clough China Fund and Vulcan Value Partners Fund (each a “Fund”)

File Nos. 33-72424, 811-8194

Dear Ms. Miller:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the definitive prospectuses dated August 31, 2013, and filed on September 5, 2013, with respect to each Fund.

If you have any questions or further comments, please contact the undersigned at (720) 917-0864.

Very truly yours,

/s/ David T. Buhler

David T. Buhler
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP